Statements of comprehensive income (loss) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income
Net realized gains (losses) on redemptions and sales of gold bullion	$ 2,449,389	$ (8,822,164)
Change in unrealized gains (losses) on gold bullion	368,815,119	(37,474,945)
Total income (loss)	371,264,508	(46,297,109)
Expenses
Management fees (note 8)	7,785,296	7,523,598
Bullion storage fees	1,901,675	1,244,613
Sales tax	562,740	460,617
Listing and regulatory filing fees	165,045	195,679
Unitholder reporting costs	180,377	121,176
Legal fees	126,572	86,880
Custodial fees	9,448	24,865
Administrative fees	215,298	116,081
Audit fees	88,592	72,456
Trustee fees	3,770	4,187
Independent Review Committee fees	11,045	19,930
Net foreign exchange losses	333	5,570
Total expenses	11,050,191	9,875,652
Net income and comprehensive income	$ 360,214,317	$ (56,172,761)
Weighted average number of units	196,451,611	205,988,433
Increase in total equity from operations per Unit	$ 1.83	$ (0.27)